Earnings per share - Earnings per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Earnings Per Share [Abstract]
Weighted average common shares outstanding during the period - shares used for basic earnings per common share	3,299	3,283	3,268
Common shares issuable under share based payment plans which are potentially dilutive	3	2	7
Common shares used for diluted earnings per common share	3,302	3,285	3,275
Net income	$ 1,829	$ 5,705	$ 3,339
Earnings per common share:
Earnings per common share-basic	$ .55	$ 1.74	$ 1.02
Earnings per common share-diluted	$ .55	$ 1.74	$ 1.02